EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of weighted average number of common shares outstanding
The weighted average number of common shares outstanding is as follows for each of the years in the three-year period ended December 31, 2018:

	2018	2017	2016
Basic	58,815,526	59,072,119	58,727,751
Effect of stock options	268,649	371,933	473,446
Effect of PSUs	—	143,717	1,168,030
Diluted	59,084,175	59,587,769	60,369,227

Schedule of additional items included or excluded in diluted earnings per share
The effect of PSUs included in the calculation of weighted average diluted shares outstanding includes the following for each of the years in the two-year period ended December 31, 2017:

	2017	2016
PSUs which met the performance criteria	885,879	892,077